Average Annual Total Returns{- Fidelity Freedom Blend 2045 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2045 Fund	Fidelity Advisor Freedom Blend 2045 Fund - Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2045 Fund - Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2045 Fund - Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2045 Fund - Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2045 Fund - Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2045 Fund - Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class I Advisor Return Before Taxes Since Inception		Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0390 Past 1 year	F0390 Since Inception
Total	10.64%	9.25%	[1]	9.31%	7.93%	[1]	7.04%	6.88%	[1]	13.00%	10.08%	[1]	15.62%	11.24%	[1]	17.77%	12.35%	[1]	17.91%	12.48%	[1]	18.40%	13.87%	[1]	16.54%	11.82%	[1]

[1]	(a)From August 31, 2018